Note 15 - Exploration and Evaluation Costs (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of the components of exploration and evaluation costs [text block]
	Quebec	Nunavut	Total
Assaying	$1,166	$233	$1,399
Exploration drilling	1,995	570	2,565
Camp cost, equipment and field supplies	1,170	334	1,504
Geological consulting services	477	245	722
Permitting, environmental and community costs	216	191	407
Expediting and mobilization	7	128	135
Salaries and wages	1,580	504	2,084
Fuel and consumables	665	905	1,570
Aircraft and travel	1,256	1,067	2,323
Share-based compensation	113	31	144
Total for the year ended December 31, 2025	$8,645	$4,208	$12,853
	Quebec	Nunavut	Total
Assaying	$874	$100	$974
Exploration drilling	843	-	843
Camp cost, equipment and field supplies	651	203	854
Geological consulting services	7	51	58
Permitting, environmental and community costs	122	172	294
Expediting and mobilization	-	22	22
Salaries and wages	1,403	70	1,473
Fuel and consumables	182	10	192
Aircraft and travel	456	208	664
Share-based compensation	128	10	138
Total for year ended December 31, 2024	$4,666	$846	$5,512